Convertible Secured Notes Payable (Details 3)		6 Months Ended	12 Months Ended
	Sep. 22, 2014	Jun. 30, 2015	Dec. 31, 2014
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Term		4 years 15 days
Fair Value Assumptions, Risk Free Interest Rate	1.80%	0.99%
Fair Value Assumptions, Expected Volatility Rate	151.00%	134.00%
Embedded Derivative Financial Instruments [Member]
Fair Value Assumptions, Expected Dividend Rate
Fair Value Assumptions, Expected Term		6 years
Fair Value Assumptions, Risk Free Interest Rate		0.22%
Minimum [Member]
Fair Value Assumptions, Expected Dividend Rate
Fair Value Assumptions, Expected Term			1 year 3 months
Fair Value Assumptions, Risk Free Interest Rate			0.04%
Fair Value Assumptions, Expected Volatility Rate		138.00%	47.00%
Maximum [Member]
Fair Value Assumptions, Expected Dividend Rate
Fair Value Assumptions, Expected Term			5 years
Fair Value Assumptions, Risk Free Interest Rate			0.96%
Fair Value Assumptions, Expected Volatility Rate		148.00%	151.00%